UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-00203

MASSACHUSETTS INVESTORS TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Kristin V. Collins

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

September 30, 2016

MASSACHUSETTS INVESTORS TRUST

PORTFOLIO OF INVESTMENTS

9/30/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 99.1%
Aerospace - 2.7%
Honeywell International, Inc.	873,725	$101,867,594
United Technologies Corp.	550,532	55,934,051

		$157,801,645
Alcoholic Beverages - 2.1%
Diageo PLC	1,567,772	$44,918,835
Pernod Ricard S.A.	649,443	76,858,239

		$121,777,074
Apparel Manufacturers - 2.7%
LVMH Moet Hennessy Louis Vuitton S.A.	467,681	$79,751,039
NIKE, Inc., “B”	642,101	33,806,618
VF Corp.	824,075	46,189,404

		$159,747,061
Broadcasting - 4.0%
Interpublic Group of Companies, Inc.	1,586,922	$35,467,707
Time Warner, Inc.	1,158,590	92,235,350
Twenty-First Century Fox, Inc.	2,060,641	49,908,725
Walt Disney Co.	600,405	55,753,608

		$233,365,390
Brokerage & Asset Managers - 3.3%
BlackRock, Inc.	269,136	$97,551,035
Blackstone Group LP	985,612	25,162,674
NASDAQ, Inc.	1,095,162	73,967,241

		$196,680,950
Business Services - 6.4%
Accenture PLC, “A”	1,021,587	$124,807,284
Cognizant Technology Solutions Corp., “A” (a)	2,039,813	97,319,478
Fidelity National Information Services, Inc.	1,420,485	109,419,960
Gartner, Inc. (a)	475,778	42,082,564

		$373,629,286
Cable TV - 2.0%
Comcast Corp., “A”	1,808,587	$119,981,662

Chemicals - 2.4%
Monsanto Co.	939,494	$96,016,287
PPG Industries, Inc.	410,702	42,450,159

		$138,466,446
Computer Software - 0.8%
Adobe Systems, Inc. (a)	413,278	$44,857,194

Computer Software - Systems - 1.9%
Apple, Inc.	460,738	$52,086,431
Hewlett Packard Enterprise	2,572,052	58,514,183

		$110,600,614
Construction - 0.9%
Sherwin-Williams Co.	198,694	$54,970,682

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Consumer Products - 5.1%
Colgate-Palmolive Co.	902,031	$66,876,578
Estee Lauder Cos., Inc., “A”	426,398	37,761,807
Kimberly-Clark Corp.	263,548	33,243,945
Newell Brands, Inc.	2,286,129	120,387,553
Procter & Gamble Co.	462,793	41,535,672

		$299,805,555
Containers - 1.5%
Crown Holdings, Inc. (a)	1,578,227	$90,100,979

Electrical Equipment - 1.7%
AMETEK, Inc.	819,951	$39,177,259
W.W. Grainger, Inc.	281,945	63,392,514

		$102,569,773
Electronics - 3.0%
Broadcom Corp.	749,171	$129,246,981
Texas Instruments, Inc.	677,368	47,537,686

		$176,784,667
Energy - Independent - 1.9%
EOG Resources, Inc.	1,143,522	$110,590,013

Engineering - Construction - 0.8%
Fluor Corp.	956,792	$49,102,565

Food & Beverages - 4.2%
Danone S.A.	1,101,127	$81,700,569
General Mills, Inc.	473,740	30,262,511
Mead Johnson Nutrition Co., “A”	414,311	32,734,712
Mondelez International, Inc.	2,347,791	103,068,025

		$247,765,817
General Merchandise - 0.8%
Costco Wholesale Corp.	322,196	$49,138,112

Insurance - 1.2%
Chubb Ltd.	539,759	$67,820,718

Internet - 4.7%
Alphabet, Inc., “A” (a)	191,238	$153,766,826
Alphabet, Inc., “C” (a)	153,544	119,348,216

		$273,115,042
Major Banks - 10.3%
Bank of America Corp.	9,385,547	$146,883,811
Goldman Sachs Group, Inc.	614,089	99,034,133
JPMorgan Chase & Co.	2,877,237	191,595,212
Morgan Stanley	1,764,432	56,567,690
State Street Corp.	500,727	34,865,621
Wells Fargo & Co.	1,673,674	74,110,285

		$603,056,752
Medical & Health Technology & Services - 1.1%
McKesson Corp.	382,904	$63,849,242

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Medical Equipment - 9.4%
Abbott Laboratories	907,133	$38,362,655
Danaher Corp.	1,641,334	128,664,172
Medtronic PLC	1,003,632	86,713,805
St. Jude Medical, Inc.	696,124	55,522,850
Stryker Corp.	725,031	84,400,859
Thermo Fisher Scientific, Inc.	1,009,948	160,642,329

		$554,306,670
Natural Gas - Pipeline - 0.9%
Enterprise Products Partners LP	1,899,931	$52,495,094

Oil Services - 2.1%
Schlumberger Ltd.	1,575,817	$123,922,249

Other Banks & Diversified Financials - 6.8%
American Express Co.	802,189	$51,372,184
Mastercard, Inc., “A”	1,073,437	109,243,683
U.S. Bancorp	1,406,201	60,311,961
Visa, Inc., “A”	2,174,940	179,867,538

		$400,795,366
Pharmaceuticals - 6.0%
Allergan PLC (a)	356,365	$82,074,423
Bristol-Myers Squibb Co.	660,369	35,607,096
Eli Lilly & Co.	1,110,683	89,143,418
Johnson & Johnson	893,143	105,506,983
Zoetis, Inc.	764,569	39,765,234

		$352,097,154
Railroad & Shipping - 1.8%
Canadian National Railway Co.	1,619,453	$105,912,226

Restaurants - 0.7%
Aramark	1,058,801	$40,266,202

Specialty Stores - 2.9%
AutoZone, Inc. (a)	103,855	$79,795,951
Ross Stores, Inc.	1,388,625	89,288,588

		$169,084,539
Telecommunications - Wireless - 2.5%
American Tower Corp., REIT	1,281,765	$145,262,427

Utilities - Electric Power - 0.5%
American Electric Power Co., Inc.	497,167	$31,923,093
Total Common Stocks		$5,821,642,259

Money Market Funds - 0.9%
MFS Institutional Money Market Portfolio, 0.4% (v)	55,218,019	$55,218,019
Total Investments		$5,876,860,278

Other Assets, Less Liabilities - (0.0)%		(1,804,382)
Net Assets - 100.0%		$5,875,055,896

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

9/30/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$5,821,642,259	$—	$—	$5,821,642,259
Mutual Funds	55,218,019	—	—	55,218,019
Total Investments	$5,876,860,278	$—	$—	$5,876,860,278

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $283,228,682 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$3,919,252,383
Gross unrealized appreciation	1,998,266,263
Gross unrealized depreciation	(40,658,368)
Net unrealized appreciation (depreciation)	$1,957,607,895

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	59,679,022	631,023,732	(635,484,735)	55,218,019

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(708)	$—	$100,516	$55,218,019

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MASSACHUSETTS INVESTORS TRUST

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President

Date: November 11, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President (Principal Executive Officer)

Date: November 11, 2016

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: November 11, 2016

*	Print name and title of each signing officer under his or her signature.